INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
Summary of intangible assets

	As of December 31,
	2022	2023
Gross carrying amount
Trade names	$460	$460
Software	276	276
Accreditation	100	100
	836	836
Less: accumulated amortization
Trade names	—	—
Software	(276)	(276)
Accreditation	(23)	(38)
	(299)	(314)
Intangible assets, net
Trade names	460	460
Software	—	—
Accreditation	77	62
	$537	$522

Schedule of estimated amortization expenses of intangible assets for future annual periods

Amount

2024	$10
2025	10
2026	10
2027	10
2028	10
Thereafter	12
Total	$62